Long-term Investments	12 Months Ended
Aug. 31, 2019
Long-term Investments
Long-term Investments

10.   Long-term Investments

The Company’s long-term investments comprised of the following:

	As of August 31,
	2018	2019	2019
	RMB	RMB	US$
Equity securities without readily determinable fair value	193,179	515,679	72,080
Equity method investments	110,441	91,937	12,851
Available-for-sale investments	180,483	880,022	123,005
	484,103	1,487,638	207,936

Equity securities without readily determinable fair value

There were no impairment indicators for the investments and there were no impairment losses recognized for the years ended August 31, 2017 and 2018, respectively. The Group recognized impairment loss of RMB10,000 (US$1,398)  during the year ended August 31, 2019. The Group also disposed an investment for cash consideration of RMB14,400 (US$2,013) and recognized gain of RMB10,032  (US$1,402) during the year ended August 31, 2019.

Equity method investments

As of August 31, 2018 and 2019, the Company held several equity method investments through the VIEs’ subsidiaries, all of which were accounted for under the equity method given the Company’s ability to exercise significant influence over the operations of the investees. The carrying amounts of all the equity method investments were RMB110,441 and RMB 91,937 (US$12,851)  as of August 31, 2018 and 2019, respectively. The Group disposed an investment for cash consideration of RMB94,800  (US$13,251) and recognized gain of RMB5,371  (US$751) during the year ended August 31, 2019. Selected financial information of the equity method investees are not presented as the effects of the investees on the Group’s consolidated financial statements were not material.

Available-for-sale investments

As of August 31, 2018 and 2019, the Group held debt securities including investments in  private company equities of  mandatory redemption and convertible debts with original maturities more than one year.

For the years ended August 31, 2017, 2018 and 2019, the Group recognized no gain or loss on disposals of available-for-sale investments.  As of August 31, 2017, 2018 and 2019, there were unrealized gains of RMB15,475, RMB59,637 and RMB9,566 (US$ 1,337), respectively and interest income of nil,  nil and RMB48,307 (US$ 6,752), respectively.